Consolidated Balance Sheet (Parentheticals) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	2,221,834	2,181,763
Common stock, no par value (in Dollars per share)	$ 0	$ 0
Common stock, shares outstanding	2,032,304	1,992,233
Treasury stock, shares	189,530	189,530